Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)

U.S. TREASURY SECURITIES - 32.3%	Principal Amount	Value
United States Treasury Note		$–
2.63%, 12/31/2023	5,000,000	4,965,295
2.75%, 05/15/2025	3,320,000	3,194,333
2.25%, 03/31/2026	6,775,000	6,359,370
2.88%, 05/15/2028	5,395,000	5,000,491
3.25%, 06/30/2029	6,200,000	5,762,609
0.88%, 11/15/2030	2,735,000	2,128,385
1.88%, 02/15/2032	12,935,000	10,509,182
TOTAL U.S. TREASURY SECURITIES (Cost $41,535,046)		37,919,665

MORTGAGE BACKED SECURITIES - 24.1%	Principal Amount	Value
Bayview MSR Opportunity Master Fund Trust		$–
Series 2021-6, Class A5, 2.50%, 10/25/2051 (a)(b)	1,699,711	1,427,224
Bayview Opportunity Master Fund VI Trust		$–
Series 2021-5, Class A5, 2.50%, 11/25/2051 (a)(b)	1,588,147	1,342,275
Federal Home Loan Mortgage Corp.		$–
Series Q006, Class APT2, 2.76%, 09/25/2026 (a)	116,393	110,150
Pool WA3311, 2.21%, 04/01/2038	1,657,015	1,140,389
Series Q010, Class APT1, 4.92%, 04/25/2046 (a)	43,028	42,793
Series Q007, Class APT1, 5.71%, 10/25/2047 (a)	80,064	79,695
Series 5145, Class AB, 1.50%, 09/25/2049	438,732	319,431
Pool SD3234, 2.50%, 12/01/2051	1,679,774	1,334,074
Pool SD0913, 2.50%, 02/01/2052	1,488,287	1,188,650
Pool QE0622, 2.00%, 04/01/2052	809,558	624,885
Pool RA7927, 4.50%, 09/01/2052	1,328,360	1,221,704
Pool QF0492, 5.50%, 09/01/2052	937,769	910,424
Pool SD3475, 5.50%, 08/01/2053	1,272,368	1,231,711
Series 4634, Class MA, 4.50%, 11/15/2054	828,653	800,132
Federal National Mortgage Association		$–
Pool BL1160, 3.64%, 01/01/2026	750,000	715,913
Pool 628837, 6.50%, 03/01/2032	8,078	8,123
Pool MA2998, 3.50%, 04/01/2032	332,973	310,686
Pool 663238, 5.50%, 09/01/2032	11,530	11,172
Pool 744805, 4.27% (RFUCCT6M + 1.52%), 11/01/2033	16,493	16,172
Pool 741373, 4.41% (1 Year CMT Rate + 2.28%), 12/01/2033	8,868	8,757
Pool 764342, 4.90% (RFUCCT6M + 1.52%), 02/01/2034	19,995	19,704
Pool FS3607, 2.50%, 02/01/2037	1,072,287	947,512
Series 2016-M10, Class AV1, 2.35%, 11/25/2045	271,942	260,132
Pool BQ3248, 2.00%, 11/01/2050	1,473,954	1,127,806
Pool BQ6307, 2.00%, 11/01/2050	1,350,597	1,033,397
Pool MA4208, 2.00%, 12/01/2050	752,032	576,373
Pool BR5634, 2.00%, 03/01/2051	809,897	622,144
Pool FM6555, 2.00%, 04/01/2051	1,055,882	808,502
Pool FS0031, 2.50%, 10/01/2051	1,361,122	1,083,006
Pool MA4492, 2.00%, 12/01/2051	1,156,189	882,592
Pool FS0348, 2.00%, 01/01/2052	1,511,237	1,166,317
Pool CB2548, 2.50%, 01/01/2052	1,343,026	1,072,911
Pool BW0025, 4.00%, 07/01/2052	677,597	605,629
FREMF Mortgage Trust		$–
Series 2020-KF74, Class B, 7.58% (30 day avg SOFR US + 2.26%), 01/25/2027 (b)	189,445	180,450
Ginnie Mae I Pool		$–
Pool 781186, 9.00%, 06/15/2030	8,505	8,496
Government National Mortgage Association		$–
Series 2021-84, Class ED, 1.00%, 07/16/2060	2,449,280	1,687,965
JP Morgan Mortgage Trust		$–
Series 2020-LTV2, Class A15, 3.00%, 11/25/2050 (b)	899,390	796,404
Series 2022-LTV2, Class A4, 3.50%, 09/25/2052 (b)	1,360,170	1,202,524
RCKT Mortgage Trust		$–
Series 2022-2, Class A6, 2.50%, 02/25/2052 (a)(b)	1,709,758	1,415,854
TOTAL MORTGAGE BACKED SECURITIES (Cost $32,196,174)		28,342,078

CORPORATE BONDS - 23.5%	Principal Amount	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		$–
1.65%, 10/29/2024	1,345,000	1,279,904
American Tower Corp.		$–
3.60%, 01/15/2028	686,000	623,131
Analog Devices, Inc.		$–
1.70%, 10/01/2028	1,485,000	1,253,148
Aptiv PLC		$–
3.25%, 03/01/2032	754,000	618,440
Bio-Rad Laboratories, Inc.		$–
3.70%, 03/15/2032	1,450,000	1,221,276
Broadcom, Inc.		$–
4.30%, 11/15/2032	1,375,000	1,200,041
Citigroup, Inc.		$–
3.20%, 10/21/2026	1,349,000	1,246,093
Clorox Co.		$–
4.40%, 05/01/2029	1,311,000	1,243,320
Comcast Corp.		$–
3.40%, 04/01/2030	694,000	612,504
Consolidated Edison Co. of New York, Inc.		$–
3.35%, 04/01/2030	1,211,000	1,064,254
Crown Castle, Inc.		$–
3.30%, 07/01/2030	719,000	607,389
Dollar General Corp.		$–
3.88%, 04/15/2027	1,315,000	1,232,871
Dollar Tree, Inc.		$–
4.20%, 05/15/2028	1,296,000	1,205,825
Ferguson Finance PLC		$–
4.65%, 04/20/2032 (b)	1,335,000	1,199,527
Fortis, Inc.		$–
3.06%, 10/04/2026	680,000	623,589
Hasbro, Inc.		$–
3.55%, 11/19/2026	1,325,000	1,234,965
JB Hunt Transport Services, Inc.		$–
3.88%, 03/01/2026	644,000	618,902
Keysight Technologies, Inc.		$–
4.60%, 04/06/2027	1,291,000	1,244,172
Marvell Technology, Inc.		$–
5.75%, 02/15/2029	1,240,000	1,229,143
Morgan Stanley		$–
3.13%, 07/27/2026	1,345,000	1,249,844
Revvity, Inc.		$–
1.90%, 09/15/2028	764,000	634,628
Sysco Corp.		$–
5.95%, 04/01/2030	604,000	609,283
Trimble, Inc.		$–
6.10%, 03/15/2033	1,275,000	1,250,068
Veralto Corp.		$–
5.45%, 09/18/2033 (b)	1,240,000	1,200,178
Verizon Communications, Inc.		$–
2.10%, 03/22/2028	1,451,000	1,246,907
Wells Fargo & Co.		$–
3.00%, 10/23/2026	1,354,000	1,244,107
Xylem, Inc.		$–
1.95%, 01/30/2028	730,000	629,373
TOTAL CORPORATE BONDS (Cost $30,279,818)		27,622,882

ASSET BACKED SECURITIES - 6.1%	Principal Amount	Value
American Homes 4 Rent Trust		$–
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (b)	510,000	494,843
CarMax Auto Owner Trust		$–
Series 2021-2, Class C, 1.34%, 02/16/2027	900,000	828,433
CNH Equipment Trust		$–
Series 2023-B, Class A2, 5.90%, 02/16/2027	1,230,000	1,232,004
Dext ABS LLC		$–
Series 2021-1, Class A, 1.12%, 02/15/2028 (b)	244,277	236,008
FHF Trust		$–
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	267,607	256,549
Series 2021-1A, Class A, 1.27%, 03/15/2027 (b)	61,306	59,244
FREED ABS TRUST		$–
Series 2022-1FP, Class B, 1.91%, 03/19/2029 (b)	334,752	333,123
HPEFS Equipment Trust		$–
Series 2021-2A, Class B, 0.61%, 09/20/2028 (b)	1,575,000	1,566,889
John Deere Owner Trust		$–
Series 2023-C, Class A2, 5.76%, 08/17/2026	1,135,000	1,135,031
JPMorgan Chase Bank NA		$–
Series 2021-3, Class B, 0.76%, 02/26/2029 (b)	347,121	332,010
MVW Owner Trust		$–
Series 2017-1A, Class A, 2.42%, 12/20/2034 (b)	232,998	227,530
Tesla Auto Lease Trust		$–
Series 2021-A, Class C, 1.18%, 03/20/2025 (b)	445,000	439,784
TOTAL ASSET BACKED SECURITIES (Cost $7,307,548)		7,141,448

AFFILIATED MUTUAL FUNDS - 12.2%	Shares	Value
Brown Advisory Mortgage Securities Fund - Institutional Shares	1,654,617	14,378,624
TOTAL AFFILIATED MUTUAL FUNDS (Cost $16,952,513)		14,378,624

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class Z, 5.22%(c)	1,397,232	1,397,232
Total Money Market Funds		1,397,232
TOTAL SHORT-TERM INVESTMENTS (Cost $1,397,232)		1,397,232

TOTAL INVESTMENTS - 99.4% (Cost $129,668,331)		116,801,929
Other Assets in Excess of Liabilities - 0.6%		726,572
TOTAL NET ASSETS - 100.0%		$117,528,501

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Schedule of Open Futures Contracts
September 30, 2023 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	66	12/29/2023	$7,017,763	$6,953,718	$(64,045)
U.S. Treasury 2 Year Notes	78	12/29/2023	15,868,548	15,811,453	(57,095)
U.S. Treasury Long Bonds	7	12/19/2023	841,002	796,469	(44,533)
			$23,727,313	$23,561,640	$(165,673)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(48)	12/19/2023	$(5,510,686)	$(5,355,000)	$155,686
U.S. Treasury 10 Year Notes	(26)	12/19/2023	(2,862,380)	(2,809,625)	52,755
U.S. Treasury Ultra Bonds	(1)	12/19/2023	(127,779)	(118,688)	9,091
			$8,500,845	$8,283,313	$217,532
Total Unrealized Appreciation (Depreciation)					$51,859

There is no variation margin due to or from the Fund as of the date of this report. The Fund’s investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Fixed Income Securities:
U.S. Treasury Securities	$–	$37,919,665	$–
Mortgage Backed Securities	–	28,342,078	–
Corporate Bonds	–	27,622,882	–
Asset Backed Securities	–	7,141,448	–
Total Fixed Income Securities	–	101,026,073	–

Investment Companies:
Affiliated Mutual Funds	14,378,624	–	–
Total Investment Companies	14,378,624	–	–

Short-Term Investments:	–	–	–
Money Market Funds	1,397,232	–	–
Total Short-Term Investments	1,397,232	–	–

Total Investments in Securities	$15,775,856	$101,026,073	$–

Investments in Affiliates
September 30, 2023 (Unaudited)

See the table below for details of the Brown Advisory Intermediate Income Fund’s investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 06/30/2023	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 09/30/2023	Dividend Income	Capital Gain Distributions	Shares Owned at 09/30/2023
$15,057,017	$ -	$ -	$-	$(678,393)	$14,378,624	$149,462	$ -	1,654,617